Fair Value Measurements (Details) - Schedule of Financial Liabilities that are Measured at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Mar. 31, 2023
Liabilities:
Total		$ 4,767
Warrant Liability on Podcast One Bridge Loan [Member]
Liabilities:
Total		2,817
Bifurcated Embedded Derivative on Podcast One Bridge Loan [Member]
Liabilities:
Total		1,950
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Total
Fair Value, Inputs, Level 1 [Member] | Warrant Liability on Podcast One Bridge Loan [Member]
Liabilities:
Total
Fair Value, Inputs, Level 1 [Member] | Bifurcated Embedded Derivative on Podcast One Bridge Loan [Member]
Liabilities:
Total
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Total
Fair Value, Inputs, Level 2 [Member] | Warrant Liability on Podcast One Bridge Loan [Member]
Liabilities:
Total
Fair Value, Inputs, Level 2 [Member] | Bifurcated Embedded Derivative on Podcast One Bridge Loan [Member]
Liabilities:
Total
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Total		4,767
Fair Value, Inputs, Level 3 [Member] | Warrant Liability on Podcast One Bridge Loan [Member]
Liabilities:
Total		2,817
Fair Value, Inputs, Level 3 [Member] | Bifurcated Embedded Derivative on Podcast One Bridge Loan [Member]
Liabilities:
Total		$ 1,950